Short-Term Debt (Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investment Securities And One To Four Family Residential Property Loans
Short-term Debt [Line Items]
Collateral pledged to the FHLB	$ 1.7	$ 1.7
City National
Short-term Debt [Line Items]
FHLB stock held	47,277
Unused FHLB funds	$ 1.6	$ 1.5